Shareholder Report, Average Annual Return (Details)					12 Months Ended	38 Months Ended	60 Months Ended	71 Months Ended	73 Months Ended	83 Months Ended
	Aug. 31, 2021	Nov. 28, 2018	Sep. 28, 2018	Dec. 11, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000190386
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ninety One Global Franchise Fund, I Shares
C000205130
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ninety One Global Franchise Fund, A Shares
C000229635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ninety One International Franchise Fund, I Shares
C000205962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ninety One Emerging Markets Equity Fund, I Shares
C000205963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ninety One Emerging Markets Equity Fund, A Shares
Without Sales Load [Member] | C000190386
Average Annual Return [Line Items]
Average Annual Return, Percent					18.82%		8.55%			8.67%
Without Sales Load [Member] | C000205130
Average Annual Return [Line Items]
Average Annual Return, Percent					18.43%		8.28%		8.26%
Without Sales Load [Member] | C000229635
Average Annual Return [Line Items]
Average Annual Return, Percent					25.78%	2.13%
Without Sales Load [Member] | C000205962
Average Annual Return [Line Items]
Average Annual Return, Percent					26.95%		3.35%	4.06%
Without Sales Load [Member] | C000205963
Average Annual Return [Line Items]
Average Annual Return, Percent					26.80%		3.15%	3.85%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					32.79%		11.08%			9.38%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					32.79%		11.08%		9.73%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					32.79%	5.46%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent					25.32%		3.93%	4.61%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent					25.32%		3.93%	4.61%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent					24.33%	1.23%